CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities
Net (loss)/income	¥ 6,008	$ 846	¥ (16,414)	¥ (191,230)
Adjustments to reconcile net loss to net cash (used in)/ provided by operating activities:
Depreciation	5,316	749	7,513	5,233
Amortization	20,430	2,878	21,094	25,278
Goodwill impairment	0		4,882	51,971
Deferred income taxes	(6,093)	(858)	(5,209)	(4,333)
Share-based compensation	(495)	(70)	19,762	68,932
Loss/(gain) on disposals of intangible assets	(22,317)	(3,143)	(13,975)	2,564
Changes in fair value of short-term investment	(5,507)	(776)	41,845	52,877
Others	480	67	2,221	9,646
Changes in operating assets and liabilities:
Amounts due from related parties	3,623	510
Amounts due to related parties			(245)
Accounts receivable	19,701	2,775	13,098	(134,193)
Prepayments and other current assets	(42,379)	(5,969)	(5,929)	5,295
Other non-current assets	2,426	342	20,285	(22,635)
Accounts payable	(39,182)	(5,519)	(40,803)	65,144
Accrued expenses and other current liabilities	(24,605)	(3,466)	4,535	31,755
Lease liabilities	306	43	39	(193)
Income taxes payable	(2,326)	(328)	5,847	(4,693)
Other non-current liabilities	(12,668)	(1,784)	16,177	7,689
Net cash (used in)/provided by operating activities	(97,282)	(13,703)	74,723	(30,893)
Cash flows from investing activities
Purchase of short-term investments	(70,010)	(9,861)	(1,549,680)	(3,069,203)
Proceeds from sales of short-term investments	72,510	10,213	1,616,728	3,035,852
Proceeds from refund of short-term investments	1,419	200	5,582
Acquisitions of businesses, net of cash acquired			(5,010)	(3,360)
Other investing activities	467	66	1,521	(11,820)
Purchase of property and equipment	(142)	(20)	(4,659)	(9,330)
Acquisitions of intangible assets	(32,684)	(4,603)	(8,089)	(71,402)
Proceeds from disposals of intangible assets	46,824	6,595	20,818	18,850
Net cash (used in)/ provided by investing activities	18,384	2,590	77,211	(110,413)
Cash flows from financing activities
Proceeds from short-term debt	271,463	38,235	473,486	213,468
Repayments of short-term debt	(246,544)	(34,725)	(552,510)	(136,000)
Repayments of long-term debt	(698)	(98)	(3,116)	(8,795)
Net cash provided by/ (used in) financing activities	24,221	3,412	(82,140)	68,673
Effect of exchange rate changes on cash and restricted cash	110	15	321	(214)
Net (decrease)/ increase in cash and restricted cash	(54,567)	(7,686)	70,115	(72,847)
Cash and restricted cash, at the beginning of year	101,023	14,229	30,908	103,755
Cash and restricted cash, at the end of year	46,456	6,543	101,023	30,908
Supplemental disclosures of cash flow information:
Interest paid	3,167	446	5,723	6,169
Income tax paid	2,807	395	4,188	10,581
Supplemental disclosures of non-cash investing activities:
Operating lease liabilities arising from obtaining right-of-use assets	¥ 4,970	$ 700	¥ 5,539	9,118
Non-monetary exchange of intangible assets				¥ 2,209